STOCK-BASED COMPENSATION - Stock options (Details) - Ifrs Employee Stock Option [Member]		12 Months Ended
	Jan. 01, 2020 Options $ / shares shares	Dec. 31, 2019 CAD ($) Options $ / shares shares	Dec. 31, 2018 CAD ($) Options $ / shares shares
Share based compensation
Number of common shares that reserved for issuance to any one person under ESOP (in percentage)		5.00%
Maximum number of common shares reserved for issuance | shares			35,700,000
Number of stock options vested within 30 days of grant date | shares		527,975	496,973
Vesting period		3 years	3 years
Number of stock options
Outstanding, beginning of year | Options	4,122,300	6,361,265	5,857,504
Granted during the year | Options		2,118,850	1,990,850
Exercised during the year | Options		(4,214,332)	(1,220,921)
Forfeited during the year | Options		(143,093)	(59,168)
Expired during the year | Options		(390)	(207,000)
Outstanding, end of year | Options		4,122,300	6,361,265
Options exercisable, end of year | Options		1,195,730	3,429,813
Weighted average exercise price
Options outstanding, beginning of year | $ / shares	$ 54.86	$ 47.65	$ 41.18
Granted during the year | $ / shares		55.10	58.04
Exercised during the year | $ / shares		44.05	32.46
Forfeited during the year | $ / shares		56.47	53.91
Expired during the year | $ / shares		28.03	52.13
Options outstanding, end of year | $ / shares		54.86	47.65
Options exercisable, end of year | $ / shares		51.39	42.28
Average share price of common shares | $ / shares		$ 66.49	$ 52.81
Fair value at grant date | $		$ 10.44	$ 12.66
Common stock reserved for future issuance | shares		4,122,300
Number of common shares available for grant | shares		5,071,614
Maximum
Share based compensation
Option term (expiration period)		5 years
Subsequent events
Share based compensation
Number of stock options vested within 30 days of grant date | shares	390,289
Vesting period	3 years
Number of stock options
Granted during the year | Options	1,561,150